Schedule of inventories (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Inventory Disclosure [Abstract]
Raw materials	$ 790	$ 6,171	$ 5,182
Work in progress	265	2,070	2,715
Finished goods	749	5,847	7,963
Total inventories	$ 1,804	$ 14,088	$ 15,860